Other Non-current Assets	9 Months Ended
Sep. 30, 2023
Other Assets, Noncurrent Disclosure [Abstract]
Other Non-current Assets
7.
Other Non-current Assets

Other non-current assets consisted of the following (in thousands):

	September 30,	December 31,
	2023	2022
Deferred offering costs	$2,149	$2,133
Restricted cash	—	1,327
Deferred tax asset	523	533
	$2,672	$3,993

Restricted cash consisted of collateral deposits for the office space leased by the Company's former wholly owned subsidiary, Freeline Therapeutics GmbH. This collateral was released upon the sale of Freeline Therapeutics GmbH in the nine months ended September 30, 2023.